GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of general and administrative expense [Line Items]
Corporate administration	$ 118	$ 118
Expense from share-based payment transactions with employees	33	67
General and administrative expenses (note 11)	151	185
Employee costs	$ 101	$ 128